Schedule of Investments ─ NYLI Candriam U.S. Large Cap Equity ETF

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 99.8%

Communication Services — 7.7%
Alphabet, Inc., Class A	58,542	$11,943,739
Alphabet, Inc., Class C	52,107	10,713,199
Comcast Corp., Class A	54,691	1,840,899
Electronic Arts, Inc.	3,419	420,229
Omnicom Group, Inc.	2,772	240,582
Pinterest, Inc., Class A*	8,598	283,390
ROBLOX Corp., Class A*	7,170	509,572
Snap, Inc., Class A*	14,883	168,029
Take-Two Interactive Software, Inc.*	2,332	432,609
Walt Disney Co. (The)	25,931	2,931,759
Warner Bros Discovery, Inc.*	32,135	335,490
Total Communication Services		29,819,497

Consumer Discretionary — 16.3%
Airbnb, Inc., Class A*	6,064	795,415
Amazon.com, Inc.*	83,963	19,956,326
Aptiv PLC*	3,788	236,447
Best Buy Co., Inc.	2,735	234,827
Chipotle Mexican Grill, Inc.*	19,451	1,134,966
Coupang, Inc.*	15,754	370,377
DoorDash, Inc., Class A*	4,623	872,961
eBay, Inc.	6,974	470,606
Hilton Worldwide Holdings, Inc.	3,457	885,234
Home Depot, Inc. (The)	14,190	5,845,996
Lowe’s Cos., Inc.	8,108	2,108,404
Lululemon Athletica, Inc.*	1,533	634,969
Marriott International, Inc., Class A	3,402	988,587
McDonald’s Corp.	10,241	2,956,577
MercadoLibre, Inc.*	670	1,287,867
NIKE, Inc., Class B	16,941	1,302,763
NVR, Inc.*	42	336,680
PulteGroup, Inc.	2,937	334,172
Royal Caribbean Cruises Ltd.	3,174	846,188
Starbucks Corp.	15,886	1,710,604
Tesla, Inc.*	39,769	16,090,537
TJX Cos., Inc. (The)	16,115	2,010,991
Tractor Supply Co.	8,439	458,744
Ulta Beauty, Inc.*	662	272,843
Yum! Brands, Inc.	4,018	524,349
Total Consumer Discretionary		62,667,430

Consumer Staples — 4.7%
Archer-Daniels-Midland Co.	6,788	347,749
Church & Dwight Co., Inc.	3,496	368,898
Clorox Co. (The)	1,767	280,388
Colgate-Palmolive Co.	11,676	1,012,309
Conagra Brands, Inc.	6,794	175,897
Dollar General Corp.	3,126	222,134
Dollar Tree, Inc.*	2,878	211,101
Estee Lauder Cos., Inc. (The), Class A	3,081	257,048
General Mills, Inc.	7,917	476,128
Hershey Co. (The)	2,107	314,470
Hormel Foods Corp.	4,144	124,237
Kellanova	3,726	304,526
Kenvue, Inc.	27,362	582,537
Keurig Dr Pepper, Inc.	15,134	485,802
Kimberly-Clark Corp.	4,801	623,986
Kraft Heinz Co. (The)	11,098	331,164
Kroger Co. (The)(a)	9,483	584,532
McCormick & Co., Inc.	3,602	278,183
Mondelez International, Inc., Class A	19,044	1,104,362
PepsiCo, Inc.	19,622	2,956,839
Procter & Gamble Co. (The)	33,564	5,571,288
Sysco Corp.	7,020	511,898
Target Corp.	6,576	906,896
The Campbell’s Co.	2,730	105,842
Total Consumer Staples		18,138,214

Energy — 1.7%
Baker Hughes Co.	14,190	655,294
Cheniere Energy, Inc.	3,192	713,891
Halliburton Co.	12,580	327,332
	Shares	Value
Common Stocks (continued)

Energy (continued)
Kinder Morgan, Inc.	27,774	$763,229
Marathon Petroleum Corp.	4,774	695,619
ONEOK, Inc.	8,328	809,232
Schlumberger NV	20,263	816,194
Valero Energy Corp.	4,560	606,480
Williams Cos., Inc. (The)	17,390	963,928
Total Energy		6,351,199

Financials — 16.0%
Aflac, Inc.	7,226	775,928
Allstate Corp. (The)	3,757	722,584
American Express Co.	7,987	2,535,473
Ameriprise Financial, Inc.	1,401	761,247
Apollo Global Management, Inc.	5,806	992,710
Arch Capital Group Ltd.	5,151	479,404
Arthur J Gallagher & Co.	3,097	934,737
Bank of America Corp.	96,160	4,452,208
Bank of New York Mellon Corp. (The)	10,549	906,476
Capital One Financial Corp.	5,390	1,097,997
Cboe Global Markets, Inc.	1,488	304,043
Cincinnati Financial Corp.	2,196	300,962
Citigroup, Inc.	26,464	2,154,963
Citizens Financial Group, Inc.	6,377	303,354
CME Group, Inc.	5,132	1,213,821
Coinbase Global, Inc., Class A*	2,866	834,952
Corpay, Inc.*	963	366,412
Discover Financial Services	3,576	719,098
Everest Re Group Ltd.	469	162,982
Fidelity National Information Services, Inc.	7,796	635,140
Fifth Third Bancorp	9,647	427,459
Fiserv, Inc.*	8,168	1,764,615
Global Payments, Inc.	3,615	407,953
Hartford Financial Services Group, Inc. (The)	4,171	465,275
Huntington Bancshares, Inc.	20,670	355,524
Intercontinental Exchange, Inc.	8,121	1,297,979
KeyCorp	13,441	241,669
KKR & Co., Inc.	9,588	1,601,867
M&T Bank Corp.	2,377	478,347
Markel Group Inc.*	182	332,838
Marsh & McLennan Cos., Inc.	7,016	1,521,630
Mastercard, Inc., Class A	11,718	6,508,529
MetLife, Inc.	8,377	724,694
Moody’s Corp.	2,249	1,123,241
Morgan Stanley	17,689	2,448,688
Nasdaq, Inc.	5,883	484,406
Northern Trust Corp.	2,874	322,721
PayPal Holdings, Inc.*	14,600	1,293,268
PNC Financial Services Group, Inc. (The)	5,667	1,138,784
Principal Financial Group, Inc.	3,305	272,497
Progressive Corp. (The)	8,346	2,056,788
Prudential Financial, Inc.	5,096	615,393
Raymond James Financial, Inc.	2,657	447,651
Regions Financial Corp.	13,062	321,848
S&P Global, Inc.	4,468	2,329,660
Synchrony Financial	5,639	388,978
Travelers Cos., Inc. (The)	3,245	795,609
Truist Financial Corp.	19,098	909,447
US Bancorp	21,525	1,028,464
Visa, Inc., Class A	23,876	8,160,817
Willis Towers Watson PLC	1,451	478,199
Total Financials		61,399,329

Health Care — 5.5%
Alnylam Pharmaceuticals, Inc.*	1,978	536,651
Avantor, Inc.*	9,379	208,964
Baxter International, Inc.	7,873	256,345
Biogen, Inc.*	2,240	322,403
Bristol-Myers Squibb Co.	31,349	1,848,024
Cardinal Health, Inc.	3,459	427,740
Cigna Group (The)	4,258	1,252,746
Cooper Cos., Inc. (The)*	3,064	295,829

Schedule of Investments ─ NYLI Candriam U.S. Large Cap Equity ETF (continued)

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Health Care (continued)
Dexcom, Inc.*	6,124	$531,747
Edwards Lifesciences Corp.*	9,244	669,728
Elevance Health, Inc.	3,577	1,415,419
Gilead Sciences, Inc.	19,236	1,869,739
Hologic, Inc.*	3,566	257,251
Humana, Inc.	1,860	545,408
IDEXX Laboratories, Inc.*	1,262	532,627
Intuitive Surgical, Inc.*	5,471	3,128,755
Labcorp Holdings, Inc.	1,296	323,741
Mettler-Toledo International, Inc.*	326	444,807
Moderna, Inc.*	5,168	203,723
Quest Diagnostics, Inc.	1,712	279,227
ResMed, Inc.	2,242	529,516
Royalty Pharma PLC, Class A	5,807	183,385
STERIS PLC	1,522	335,829
Veeva Systems, Inc., Class A*	2,115	493,345
Vertex Pharmaceuticals, Inc.*	3,989	1,841,642
Waters Corp.*	914	379,749
West Pharmaceutical Services, Inc.	1,116	381,170
Zimmer Biomet Holdings, Inc.	3,148	344,643
Zoetis, Inc.	7,005	1,197,154
Total Health Care		21,037,307

Industrials — 6.5%
Automatic Data Processing, Inc.	5,822	1,764,124
Broadridge Financial Solutions, Inc.	1,659	395,207
Carrier Global Corp.	12,045	787,502
Cintas Corp.	4,899	982,592
Dover Corp.	1,959	399,009
Emerson Electric Co.	8,162	1,060,652
Equifax, Inc.	1,754	481,964
Expeditors International of Washington, Inc.	2,005	227,728
FedEx Corp.	3,208	849,703
Ferguson Enterprises, Inc.	2,711	491,016
Fortive Corp.	5,002	406,813
GE Vernova, Inc.	3,916	1,460,198
General Electric Co.	15,454	3,145,971
Howmet Aerospace, Inc.	5,763	729,481
Illinois Tool Works, Inc.	4,215	1,092,359
Ingersoll Rand, Inc.	5,759	540,194
JB Hunt Transport Services, Inc.	1,154	197,588
Johnson Controls International PLC	9,483	739,674
Masco Corp.	3,084	244,500
Old Dominion Freight Line, Inc.	2,686	498,549
Otis Worldwide Corp.	5,720	545,802
Quanta Services, Inc.	2,082	640,444
Rockwell Automation, Inc.	1,621	451,335
Trane Technologies PLC	3,221	1,168,418
TransUnion	2,773	275,220
United Parcel Service, Inc., Class B	10,474	1,196,445
United Rentals, Inc.	942	714,093
Verisk Analytics, Inc.	2,023	581,491
Waste Management, Inc.	5,728	1,261,649
Westinghouse Air Brake Technologies Corp.	2,482	516,058
WW Grainger, Inc.	632	671,607
Xylem, Inc.	3,451	428,062
Total Industrials		24,945,448

Information Technology — 33.8%
Accenture PLC, Class A	8,951	3,445,687
Adobe, Inc.*	6,286	2,749,811
Advanced Micro Devices, Inc.*	22,974	2,663,835
Akamai Technologies, Inc.*	2,127	212,487
Amdocs Ltd.	1,602	141,280
Analog Devices, Inc.	7,075	1,499,122
ANSYS, Inc.*	1,246	436,723
Apple, Inc.	159,399	37,618,164
Applied Materials, Inc.	11,756	2,120,195
Atlassian Corp., Class A*	2,283	700,379
Autodesk, Inc.*	3,070	955,814
Cadence Design Systems, Inc.*	3,900	1,160,718
CDW Corp.	1,906	379,561
	Shares	Value
Common Stocks (continued)

Information Technology (continued)
Cognizant Technology Solutions Corp., Class A	7,079	$584,796
Corning, Inc.	11,057	575,849
Crowdstrike Holdings, Inc., Class A*	3,275	1,303,679
Dell Technologies, Inc., Class C	4,305	445,998
Enphase Energy, Inc.*	1,873	116,650
Fair Isaac Corp.*	343	642,631
Fortinet, Inc.*	8,785	886,231
Gartner, Inc.*	1,069	580,285
Gen Digital, Inc.	7,745	208,418
Hewlett Packard Enterprise Co.	18,500	392,015
HP, Inc.	13,753	446,972
HubSpot, Inc.*	703	548,010
Intel Corp.	61,123	1,187,620
Intuit, Inc.	3,893	2,341,678
Keysight Technologies, Inc.*	2,473	441,060
KLA Corp.	1,914	1,412,991
Lam Research Corp.	18,489	1,498,533
Marvell Technology, Inc.	12,335	1,392,128
Micron Technology, Inc.	15,814	1,442,869
Microsoft Corp.	87,266	36,220,626
MongoDB, Inc.*	1,023	279,606
Monolithic Power Systems, Inc.	672	428,313
Motorola Solutions, Inc.	2,377	1,115,407
NetApp, Inc.	2,919	356,410
ON Semiconductor Corp.*	6,102	319,379
Palo Alto Networks, Inc.*	9,216	1,699,615
QUALCOMM, Inc.	15,907	2,750,798
Roper Technologies, Inc.	1,528	879,593
Salesforce, Inc.	13,265	4,532,651
Seagate Technology Holdings PLC	2,802	270,001
ServiceNow, Inc.*	2,939	2,993,019
Skyworks Solutions, Inc.	2,277	202,107
Snowflake, Inc., Class A*	4,525	821,333
Synopsys, Inc.*	2,188	1,149,750
TE Connectivity PLC	4,338	641,894
Teradyne, Inc.	2,331	269,906
Texas Instruments, Inc.	12,998	2,399,561
Trimble, Inc.*	3,479	260,786
VeriSign, Inc.*	1,200	258,000
Western Digital Corp.*	4,870	317,183
Workday, Inc., Class A*	3,020	791,421
Zebra Technologies Corp., Class A*	734	287,684
Zscaler, Inc.*	1,331	269,647
Total Information Technology		130,046,879

Materials — 3.1%
Air Products and Chemicals, Inc.	3,130	1,049,364
Ball Corp.	4,305	239,789
CRH PLC	9,760	966,533
DuPont de Nemours, Inc.	5,406	415,181
Ecolab, Inc.	3,606	902,185
Freeport-McMoRan, Inc.	20,450	733,132
International Flavors & Fragrances, Inc.	3,650	317,878
Linde PLC	6,815	3,040,308
LyondellBasell Industries NV, Class A	3,642	275,699
Martin Marietta Materials, Inc.	869	472,840
Newmont Corp.	16,403	700,736
Nucor Corp.	3,385	434,736
Packaging Corp. of America	1,268	269,653
PPG Industries, Inc.	3,330	384,215
Sherwin-Williams Co. (The)	3,330	1,192,673
Vulcan Materials Co.	1,881	515,676
Total Materials		11,910,598

Real Estate — 3.2%
Alexandria Real Estate Equities, Inc.	2,250	219,037
American Tower Corp.	6,671	1,233,801
AvalonBay Communities, Inc.	2,027	449,001
CBRE Group, Inc., Class A*	4,362	631,356
Crown Castle, Inc.	6,185	552,197
Digital Realty Trust, Inc.	4,681	767,029

Schedule of Investments ─ NYLI Candriam U.S. Large Cap Equity ETF (continued)

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)

Real Estate (continued)
Equinix, Inc.	1,354	$1,237,096
Equity Residential	4,884	344,957
Essex Property Trust, Inc.	911	259,243
Extra Space Storage, Inc.	2,995	461,230
Healthpeak Properties, Inc.	9,961	205,794
Invitation Homes, Inc.	8,184	254,932
Iron Mountain, Inc.	4,158	422,328
Mid-America Apartment Communities, Inc.	1,662	253,588
Prologis, Inc.	13,204	1,574,577
Public Storage	2,250	671,580
SBA Communications Corp.	1,517	299,698
Simon Property Group, Inc.	4,613	802,016
Ventas, Inc.	5,886	355,632
Welltower, Inc.	8,708	1,188,468
Weyerhaeuser Co.	10,379	317,805
Total Real Estate		12,501,365

Utilities — 1.3%
American Water Works Co., Inc.	2,783	346,873
Eversource Energy	5,095	293,880
Exelon Corp.	14,281	571,240
NextEra Energy, Inc.	29,369	2,101,646
PG&E Corp.	30,490	477,168
Public Service Enterprise Group, Inc.	7,118	594,638
Sempra	9,051	750,599
Total Utilities		5,136,044

Total Common Stocks
(Cost $322,264,365)		383,953,310

Short-Term Investment — 0.2%

Money Market Funds — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%(b)
(Cost $888,573)	888,573	888,573

Total Investments — 100.0%
(Cost $323,152,938)		384,841,883
Other Assets and Liabilities, Net — 0.0%(c)		166,215
Net Assets — 100%		$385,008,098

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $572,821; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $592,142.
(b)	Reflects the 1-day yield at January 31, 2025.
(c)	Less than 0.05%.

Schedule of Investments ─ NYLI Candriam U.S. Large Cap Equity ETF (continued)

January 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$383,953,310	$—	$—	$383,953,310
Short-Term Investment:
Money Market Funds	888,573	—	—	888,573
Total Investments in Securities	$384,841,883	$—	$—	$384,841,883

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the year ended January 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.